UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21589

        Credit Suisse Commodity Return Strategy Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments
July 31, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED COMMERCIAL PAPER (32.3%)
Loan Backed (0.4%)
$500	Atlantis One Funding Corp.	(A-1+ , P-1)	10/24/05	3.583	$495,859

Multiseller (16.1%)
1,400	Amstel Funding Corp.	(A-1+ , P-1)	11/30/05	3.543	1,383,578
2,950	Amstel Funding Corp.	(A-1+ , P-1)	12/27/05	3.769	2,905,007
425	Amstel Funding Corp.	(A-1+ , P-1)	12/27/05	3.779	418,500
4,000	Lexington Parker Capital Corp.	(A-1+ , P-1)	08/22/05	3.216	3,992,557
1,100	Preferred Receivables Funding	(A-1 , P-1)	08/29/05	3.256	1,097,236
770	Romulus Funding Corp.	(A-1 , P-1)	08/11/05	3.195	769,322
3,500	Romulus Funding Corp.	(A-1 , P-1)	10/18/05	3.583	3,473,078
4,150	Windmill Funding Corp.	(A-1+ , P-1)	10/12/05	3.567	4,120,618

					18,159,896

Securities Arbitrage (2.9%)
3,300	Mane Funding Corp.	(A-1+ , P-1)	10/24/05	3.592	3,272,587

Single Seller (1.6%)
1,800	Hertz Fleet Funding LLC	(A-1 , P-1)	08/03/05	3.319	1,799,669

Structured Investment Vehicle (11.3%)
3,700	Five Finance, Inc.	(A-1+ , P-1)	10/31/05	3.635	3,666,330
450	Maximillian Capital Corp.	(A-1 , P-1)	08/22/05	3.430	449,102
1,130	Maximillian Capital Corp.	(A-1 , P-1)	08/22/05	3.459	1,127,726
2,000	Sigma Finance, Inc.	(A-1+ , P-1)	08/24/05	3.330	1,995,771
1,140	Sigma Finance, Inc.	(A-1+ , P-1)	09/19/05	3.237	1,135,050
500	Tango Finance Corp.	(A-1+ , P-1)	10/03/05	3.441	497,016
1,850	White Pine Finance, LLC	(A-1+ , P-1)	10/25/05	3.454	1,835,106
2,050	White Pine Finance, LLC	(A-1+ , P-1)	12/12/05	3.552	2,023,567

					12,729,668

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $36,457,680)					36,457,679

ASSET BACKED SECURITIES (13.6%)
831	Ameriquest Mortgage Securities, Inc.,
	Series 2003-9, Class AV2 #	(AAA , Aaa)	10/25/33	3.800	833,967
990	Ameriquest Mortgage Securities, Inc.,
	Series 2004-IA1, Class A2 #	(AAA , Aaa)	09/25/34	3.870	991,856
236	Argent Securities, Inc., Series 2003-W3,
	Class AV2 #	(AAA , Aaa)	09/25/33	3.860	236,050
862	Bear Stearns Asset Backed Securities, Inc.,
	Series 2004-HE8, Class A #	(AAA , Aaa)	09/25/34	3.840	863,933
975	Capital Auto Receivables Asset Trust,
	Series 2002-5, Class A4	(AAA , Aaa)	04/15/08	2.920	967,681
531	Capital Auto Receivables Asset Trust,
	Series 2005-SN1A, Class A1	(AAA , Aaa)	05/15/06	3.327	530,743
172	Capital One Auto Finance Trust, Series 2005-A,
	Class A1 #	(A-1+ , P-1)	04/15/06	3.122	171,562
860	CDC Mortgage Capital Trust, Series 2003-HE4,
	Class A3 #	(AAA , Aaa)	03/25/34	4.010	863,881
132	CIT Equipment Collateral Trust, Series 2005-VT1,
	Class A1 #	(A-1+ , P-1)	03/20/06	3.073	131,402
193	CNH Equipment Trust, Series 2005-A, Class A1 #	(A-1+ , P-1)	04/07/06	3.080	192,831
213	Countrywide Asset-Backed Certificates,
	Series 2003-BC4, Class 1A #	(AAA , Aaa)	09/25/33	3.730	213,336

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES
$275	Countrywide Home Equity Loan Trust,
	Series 2004-R, Class 2A #	(AAA , Aaa)	03/15/30	3.638	$276,124
196	Countrywide Home Equity Loan Trust,
	Series 2005-B, Class 2A #	(AAA , Aaa)	05/15/35	3.568	195,688
11	DaimlerChrysler Auto Trust, Series 2005-A,
	Class A1	(A-1+ , P-1)	01/08/06	2.630	10,648
108	Equity One ABS, Inc., Series 2004-3,
	Class AF1 #	(AAA , Aaa)	07/25/34	3.620	107,628
895	First Franklin Mortgage Loan Asset Backed
	Certificates, Series 2004-FF4, Class A2 #	(AAA , Aaa)	06/25/34	3.750	896,136
230	GE Capital Credit Card Master Note Trust,
	Series 2004-2, Class A #	(AAA , Aaa)	09/15/10	3.428	230,319
686	Ixis Real Estate Capital Trust, Series 2005-HE2,
	Class A1 #	(AAA , Aaa)	09/25/35	3.540	685,941
330	Long Beach Mortgage Loan Trust, Series 2003-4,
	Class AV3 #	(AAA , Aaa)	08/25/33	3.800	329,772
1,150	Long Beach Mortgage Loan Trust, Series 2004-3,
	Class A3 #	(AAA , Aaa)	07/25/34	3.720	1,150,898
868	Merrill Lynch Mortgage Investors, Inc.,
	Series 2004-HE1, Class A2 #	(AAA , Aaa)	04/25/35	3.850	871,932
332	MSDWCC Heloc Trust, Series 2005-1, Class A #	(AAA , Aaa)	07/25/17	3.650	331,854
884	Novastar Home Equity Loan Trust, Series 2004-3,
	Class A3D #	(AAA , Aaa)	12/25/34	3.820	886,092
978	Novastar Home Equity Loan Trust, Series 2004-4,
	Class A2A #	(AAA , Aaa)	03/25/35	3.650	978,176
330	Option One Mortgage Loan Trust, Series 2003-3,
	Class A2 #	(AAA , Aaa)	06/25/33	3.760	330,671
38	Option One Mortgage Loan Trust, Series 2004-3,
	Class A2 #	(AAA , Aaa)	11/25/34	3.610	38,118
8	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS4, Class AI3	(AAA , Aaa)	11/25/28	2.742	7,958
258	Residential Asset Mortgage Products, Inc.,
	Series 2004-RS12, Class AI1 #	(AAA , Aaa)	05/25/24	3.600	258,261
138	Residential Asset Mortgage Products, Inc.,
	Series 2004-SP1, Class AI1 #	(AAA , Aaa)	06/25/13	3.640	137,797
682	Securitized Asset Backed Receivables LLC,
	Series 2005-FR2, Class A2A #	(AAA , Aaa)	03/25/35	3.550	681,367
856	Specialty Underwriting & Residential Finance,
	Series 2004-BC2, Class A2 #	(AAA , Aaa)	05/25/35	3.730	857,251
150	Volkswagen Auto Lease Trust, Series 2005-A,
	Class A1	(A-1+ , P-1)	03/20/06	2.985	150,162

TOTAL ASSET BACKED SECURITIES (Cost $15,412,714)					15,410,035

MORTGAGE-BACKED SECURITIES (0.2%)
243	Washington Mutual, Series 2005-AR4, Class A1
	(Cost $242,554)	(AAA , Aaa)	04/25/35	3.624	241,872

COMMERCIAL PAPER (34.1%)
Banking (18.2%)
2,000	Alliance & Leicester PLC	(A-1 , P-1)	12/07/05	3.576	1,974,968
3,725	ASB Bank, Ltd.	(A-1+ , P-1)	08/11/05	3.204	3,721,710
4,100	Bank of America Corp.	(A-1+ , P-1)	12/27/05	3.692	4,038,816
4,000	Banque Generale du Luxembourg	(A-1+ , P-1)	08/16/05	3.195	3,994,717
1,850	Depfa Bank PLC	(A-1+ , P-1)	08/08/05	3.175	1,848,867
2,000	Depfa Bank PLC	(A-1+ , P-1)	12/02/05	3.508	1,976,426
750	Northern Rock PLC	(A-1 , P-1)	08/26/05	3.192	748,354
700	PNC Bank NA	(A-1 , P-1)	12/27/05	3.723	689,467
825	St. George Bank, Ltd.	(A-1 , P-1)	12/28/05	3.662	812,707

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER
Banking
$450	St. George Bank, Ltd.	(A-1 , P-1)	12/28/05	3.663	$443,295
300	St. George Bank, Ltd.	(A-1 , P-1)	12/28/05	3.664	295,530

					20,544,857

Diversified Financials (15.9%)
825	Barclays US Funding LLC	(A-1+ , P-1)	08/18/05	3.171	823,777
1,075	Citigroup Global Markets Holdings, Inc.	(A-1+ , P-1)	10/04/05	3.252	1,068,884
2,500	Dexia Delaware LLC	(A-1+ , P-1)	08/22/05	3.216	2,495,348
1,175	General Electric Capital Corp.	(A-1+ , P-1)	11/22/05	3.449	1,162,497
3,150	General Electric Capital Corp.	(A-1+ , P-1)	11/28/05	3.438	3,114,805
2,200	Merrill Lynch & Co., Inc.	(A-1 , P-1)	09/12/05	3.399	2,191,325
400	Morgan Stanley	(A-1 , P-1)	08/16/05	3.215	399,468
950	Societe Generale NA	(A-1+ , P-1)	08/09/05	3.157	949,339
3,200	Societe Generale NA	(A-1+ , P-1)	08/09/05	3.173	3,197,760
2,500	Westpac Capital Corp.	(A-1+ , P-1)	10/14/05	3.271	2,483,452

					17,886,655

TOTAL COMMERCIAL PAPER (Cost $38,431,512)					38,431,512

UNITED STATES AGENCY OBLIGATIONS (15.2%)
200	Fannie Mae Discount Notes	(AAA , Aaa)	08/01/05	2.830	200,000
191	Fannie Mae Discount Notes §	(AAA , Aaa)	08/03/05	2.770	190,970
250	Fannie Mae Discount Notes	(AAA , Aaa)	08/19/05	2.680	249,655
450	Fannie Mae Discount Notes	(AAA , Aaa)	08/19/05	2.770	449,366
250	Fannie Mae Discount Notes	(AAA , Aaa)	09/02/05	2.680	249,382
400	Fannie Mae Discount Notes	(AAA , Aaa)	09/02/05	3.120	398,891
375	Fannie Mae Discount Notes	(AAA , Aaa)	09/16/05	3.170	373,481
500	Fannie Mae Discount Notes	(AAA , Aaa)	09/26/05	3.210	497,503
2,500	Fannie Mae Discount Notes §	(AAA , Aaa)	10/19/05	3.155	2,481,485
500	Fannie Mae Discount Notes	(AAA , Aaa)	12/19/05	2.900	493,048
350	Fannie Mae Discount Notes	(AAA , Aaa)	12/19/05	3.340	345,134
166	Federal Home Loan Bank Discount Notes	(AAA , Aaa)	12/02/05	2.756	163,972
250	Freddie Mac Discount Notes	(AAA , Aaa)	08/02/05	2.840	249,980
400	Freddie Mac Discount Notes	(AAA , Aaa)	09/06/05	3.110	398,756
500	Freddie Mac Discount Notes	(AAA , Aaa)	10/11/05	2.773	496,672
2,000	Freddie Mac Discount Notes ‡‡	(AAA , Aaa)	11/01/05	3.210	1,982,188
2,756	Freddie Mac Discount Notes	(AAA , Aaa)	11/28/05	3.264	2,724,251
2,300	Freddie Mac Discount Notes	(AAA , Aaa)	02/07/06	3.510	2,254,904
3,000	Freddie Mac Discount Notes	(AAA , Aaa)	04/10/06	3.800	2,919,885

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $17,130,487)					17,119,523

UNITED STATES TREASURY OBLIGATION (0.0%)
10	United States Treasury Bills (Cost $9,998)	(AAA , Aaa)	08/04/05	2.900	9,998

Number of
Shares

SHORT-TERM INVESTMENT (2.4%)
2,726,070	State Street Navigator Prime Fund §§ (Cost $2,726,070)				2,726,070

TOTAL INVESTMENTS AT VALUE (97.8%) (Cost $110,411,015)					110,396,689

OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)					2,446,272

NET ASSETS (100.0%)					$112,842,961

Open Futures Contracts
	Number of	Expiration	Contract	Contract	Unrealized
Futures Contracts	Contracts	Date	Amount	Value	Appreciation

US Treasury 2 Year Notes Futures	(8)	9/30/05	$(1,659,726)	$(1,651,875)	$7,851

Total Return Swaps					Unrealized
			Expiration		Appreciation/
Counterparty	Receive Total Return Based On:	Pay Floating Rate Based On:	Date	Amount	Depreciation

AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	1-month U.S.Treasury Bill, rate plus a spread	8/31/05	$113,261,104	0

†	Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service,
Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2005.
‡‡	Collateral segregated for futures contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost - At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $110,411,015, $4,762, $(19,088), $(14,326), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Commodity Return Strategy Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005